Other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other investments
Equity securities available for sale	$ 933	$ 727	$ 458
Total	933	727	458
Equity securities and bonds available for sale	1,150	847	548
Fixed deposits	80	37	65
Total	1,230	884	613
Impairment charges	$ 14	$ 21	$ 17